Note 11 - Accrued Expenses and Other Current Liabilities - Summary of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Salaries, bonus and benefits	$ 2,768	$ 2,235
Engineering related expenses	386	641
Legal and audit fees	310	251
Withholding tax payable	108	86
Shipping expenses	101	74
Payable for acquisition of equipment	96	277
Value-added tax payable	46	36
Promotional expenses	41	66
Consulting fees	6	5
Other accrued expenses	517	431
	$ 4,379	$ 4,102